Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2019
Details of subsidiaries and variable interest entity

Subsidiary	Place of incorporation	Particular of issued and fully paid up capital		Group’s effective interest	Held by the Company	Held by a subsidiary	Principal activities
True Silver Limited	British Virgin Islands		$50,000	100%	100%	-	Investment holding

Chutian Financial Holdings (Hong Kong) Limited	Hong Kong	HK$	10,000	100%	-	100%	Investment holding

Wuhan Chutian Investment Holdings Co. Ltd	PRC		$3,000,000	100%	-	100%	Investment holding

Variable interest entity
Hubei Chutian Microfinance Co., Ltd	PRC	RMB	450,000,000	80%	-	80%	Microfinance lenders

Schedule of accompanying consolidated financial

		As of December 31,
		2018	2019
		RMB’000	RMB’000

Total current assets		599,931	615,611
Total non-current assets		50,833	48,137
Total assets		650,764	663,748

Total current liabilities		274,316	237,587
Total liabilities		274,316	237,587

	For the year ended December 31,
	2017	2018	2019
	RMB’000	RMB’000	RMB’000
Interest income on loans	119,639	141,857	118,396
Net profit	28,826	8,155	58,616